Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Summary of the Analysis of Group's Assets and Revenues by Location

An analysis of the group’s assets and revenues by location is shown below:

	U.S.A.	U.K.	Germany	Total
	£000s	£000s	£000s	£000s
Non-current assets
As at December 31, 2020	54	689	8,829	9,572
As at December 31, 2021	17	516	9,328	9,861

Revenue analysis for the year ended December 31, 2019
Research collaboration	-	171	-	171
Royalties	-	-	73	73
	-	171	73	244

Revenue analysis for the year ended December 31, 2020
Research collaboration	-	5,253	-	5,253
Royalties	-	-	226	226
	-	5,253	226	5,479

Revenue analysis for the year ended December 31, 2021
Research collaboration	-	12,023	-	12,023
Royalties	-	-	392	392
.	-	12,023	392	12,415